UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altavista Wealth Management, Inc.
Address:  Two Town Square Blvd. Suite 315
          Asheville, NC 28803

Form 13F File Number:  028-13966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine B. Nelson
Title:    Director of Operations
Phone:    828-684-2600

Signature, Place, and Date of Signing:


     /s/ Christine B. Nelson          Asheville, NC           November 15, 2010
     -----------------------          -------------           -----------------
           [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          123
                                         -----------

Form 13F Information Table Value Total:  $   118,871
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----   ------  ----
Exxon Mobil Corp.                COM           30231G102   6,271     101,482             SOLE                   SOLE
Pepsi Co                         COM           713448108   5,418      81,550             SOLE                   SOLE
General Electric Co.             COM           369604103   4,192     257,996             SOLE                   SOLE
Berkshire Hathaway B             COM           084670702   3,894      47,094             SOLE                   SOLE
Intel Corp                       COM           458140100   3,716     193,555             SOLE                   SOLE
iShares MSCI Emrg Mkt Fd         COM           464287234   3,542      79,126             SOLE                   SOLE
Cisco Systems Inc                COM           17275R102   3,278     149,687             SOLE                   SOLE
Johnson & Johnson                COM           478160104   3,140      50,671             SOLE                   SOLE
Wal-Mart Stores Inc              COM           931142103   3,064      43,765             SOLE                   SOLE
Lowes Companies Inc              COM           548661107   2,909     130,503             SOLE                   SOLE
Procter & Gamble                 COM           742718109   2,625   2,908,912             SOLE                   SOLE
Microsoft Corp                   COM           594918104   2,392      97,679             SOLE                   SOLE
Lincoln National Corp            COM           534187109   2,183      92,063             SOLE                   SOLE
McDonalds Corp                   COM           580135101   2,126      28,527             SOLE                   SOLE
Annaly Mtg Management            COM           035710409   1,944     110,452             SOLE                   SOLE
Sysco Corp                       COM           871829107   1,939      67,988             SOLE                   SOLE
Automatic Data Processing        COM           053015103   1,745      41,523             SOLE                   SOLE
Streettracks Gold TRUST          COM           78463V107   1,675      13,097             SOLE                   SOLE
General Mills Inc                COM           370334104   1,665      45,579             SOLE                   SOLE
Stryker                          COM           863667101   1,585      31,665             SOLE                   SOLE
Conoco-Phillips                  COM           20825C104   1,409      24,541             SOLE                   SOLE
Pfizer Incorporated              COM           717081103   1,408      82,001             SOLE                   SOLE
Emerson Electric                 COM           291011104   1,404      35,362             SOLE                   SOLE
Wells Fargo & Co New             COM           949746101   1,362      54,248             SOLE                   SOLE
Sigma Aldrich Corp               COM           826552101   1,361      22,541             SOLE                   SOLE
Baxter International Inc         COM           071813109   1,300      27,258             SOLE                   SOLE
Qualcomm Inc                     COM           747525103   1,299      29,593             SOLE                   SOLE
iShares Barclay Tips             COM           464287176   1,286      11,790             SOLE                   SOLE
Deere & Co                       COM           244199105   1,250      17,918             SOLE                   SOLE
Plum Creek Timber Co             COM           729251108   1,209      34,260             SOLE                   SOLE
Intl Business Machines           COM           459200101   1,146       8,941             SOLE                   SOLE
Amgen, Inc.                      COM           031162100   1,056      18,637             SOLE                   SOLE
Walt Disney Co                   COM           254687106   1,052      31,785             SOLE                   SOLE
Verizon Communications           COM           92343V104   1,046      32,087             SOLE                   SOLE
AT&T                             COM           00206R102     998      34,911             SOLE                   SOLE
Oracle Corporation               COM           68389X105     992      36,957             SOLE                   SOLE
Vanguard Emerging Markets        COM           922042858     948      20,860             SOLE                   SOLE
iShares S&P North Amer Natural   COM           464287374     845      24,310             SOLE                   SOLE
iShares GS$ Investor Corp        COM           464287242     832       7,360             SOLE                   SOLE
ChevronTexaco Corp.              COM           166764100     822      10,125             SOLE                   SOLE
Freeport Mcmorn Cp&Gld B         COM           35671D857     773       9,054             SOLE                   SOLE
Genzyme Corp.                    COM           372917104     764      10,790             SOLE                   SOLE
Unitedhealth Group Inc           COM           91324P102     738      21,015             SOLE                   SOLE
Abbott Laboratories              COM           002824100     724      13,857             SOLE                   SOLE
Blackrock Global Energy          COM           09250U101     718      29,184             SOLE                   SOLE
Amern Tower Corp Class A         COM           029912201     689      13,436             SOLE                   SOLE
Nike Inc Class B                 COM           654106103     648       8,086             SOLE                   SOLE
Autodesk Inc                     COM           052769106     638      19,951             SOLE                   SOLE
iShares Lehman US Aggregate BD   COM           464287226     625       5,755             SOLE                   SOLE
Celgene Corp                     COM           151020104     624      10,833             SOLE                   SOLE
American Intl Group Inc          COM           026874784     620      15,855             SOLE                   SOLE
Corning Inc                      COM           219350105     616      33,703             SOLE                   SOLE
Exelon Corporation               COM           30161N101     614      14,421             SOLE                   SOLE
Tractor Supply Company           COM           892356106     605      15,254             SOLE                   SOLE
Costco Whsl Corp New             COM           22160K105     600       9,297             SOLE                   SOLE
Coach Inc                        COM           189754104     598      13,924             SOLE                   SOLE
Target Corporation               COM           87612E106     596      11,148             SOLE                   SOLE
Bed Bath & Beyond                COM           075896100     584      13,983             SOLE                   SOLE
Best Buy Inc                     COM           086516101     584      14,292             SOLE                   SOLE
Darden Restaurants Inc           COM           237194105     539      12,610             SOLE                   SOLE
Colgate-Palmolive Co             COM           194162103     655       8,525             SOLE                   SOLE
SPDR Gold Trust Shrs             COM           78463V107     515       4,030             SOLE                   SOLE
E M C Corp Mass                  COM           268648102     502      24,718             SOLE                   SOLE
I-Shares Tr Lehman Tips Bond
  Fund                           COM           464287176     493       4,525             SOLE                   SOLE
J P Morgan Chase & Co            COM           46625H100     534      14,032             SOLE                   SOLE
Ishares Msci Grmny Idx           COM           464286806     480      21,800             SOLE                   SOLE
Research In Motion Ltd           COM           760975102     479       9,847             SOLE                   SOLE
BB&T Corporation                 COM           054937107     472      19,592             SOLE                   SOLE
Cullen Frost Bankers             COM           229899109     574      10,663             SOLE                   SOLE
QEP Resources Inc                COM           74733V100     594      19,713             SOLE                   SOLE
Calamos Strategic Total Return   COM           128125101     465      39,409             SOLE                   SOLE
Emerson Elec Co                  COM           291011104   1,862      35,362             SOLE                   SOLE
Partnerre Ltd                    COM           G6852T204     611      24,135             SOLE                   SOLE
Duke Energy Corporation          COM           26441C105     450      25,424             SOLE                   SOLE
iShares CEF Real Estate          COM           464287739     450       8,511             SOLE                   SOLE
Adobe Systems Inc                COM           00724F101     443      16,941             SOLE                   SOLE
Barclays Bank                    COM           06739H776     423      17,000             SOLE                   SOLE
Vanguard Bond Index Fund         COM           921937827     421       5,150             SOLE                   SOLE
Bank of America Corp.            COM           060505104     444      33,894             SOLE                   SOLE
Questar Corporation              COM           748356102     405      18,904             SOLE                   SOLE
Progress Energy                  COM           743263105     439       9,876             SOLE                   SOLE
3M Company                       COM           88579Y101     379       4,341             SOLE                   SOLE
Vanguard Intermediate Term Bon   COM           921937819     367       4,230             SOLE                   SOLE
SunAmerica Focused Alpha         COM           867038101     444      30,677             SOLE                   SOLE
United Parcel Svc Inc CL B       COM           911312106     350       5,246             SOLE                   SOLE
Gabelli Divid & Incm Pfd         COM           345395206     348      13,803             SOLE                   SOLE
United Technologies              COM           913017109     337       4,747             SOLE                   SOLE
Ishares Tr Lehman Bd Fd          COM           464288646     336       3,200             SOLE                   SOLE
Vanguard Intl Eqty Index         COM           922042775     336       7,400             SOLE                   SOLE
Heinz H J Co Com                 COM           423074103     327       6,902             SOLE                   SOLE
Transocean, Inc.                 COM           H8817H100     318       4,942             SOLE                   SOLE
Pimco Exch Traded Fund           COM           72201R833     314       3,110             SOLE                   SOLE
I-Shares Tr Gs Corp              COM           464287242     314       2,775             SOLE                   SOLE
Ing Groep Nv                     COM           456837509     427      18,997             SOLE                   SOLE
Philip Morris Intl               COM           718172109     311       5,559             SOLE                   SOLE
Nuveen Qual Pfd Inc Fd           COM           67072C105     304      35,280             SOLE                   SOLE
Streettracks Series Trust SPDR   COM           78464A722     287       6,593             SOLE                   SOLE
Biotech Holders Tr               COM           09067D201     278       2,900             SOLE                   SOLE
General Elec Cap Corp            COM           369622519     277      11,725             SOLE                   SOLE
Dominion Resources Inc VA New    COM           25746U109     274       4,692             SOLE                   SOLE
Aegon Nv Cap                     COM           007924301     273      11,697             SOLE                   SOLE
Price T Rowe Tx Fr Hi Yld Fd     COM           741486104     271      24,420             SOLE                   SOLE
Vanguard Specialized Portfol C   COM           921908844     268       5,500             SOLE                   SOLE
Nuveen NC Muni Bond Fd R         COM           67065P816     263      24,334             SOLE                   SOLE
Devon Energy Cp New              COM           25179M103     256       3,960             SOLE                   SOLE
Clorox Company                   COM           189054109     250       3,751             SOLE                   SOLE
ADR Sanofi-Aventis Spons.        COM           80105N105     248       7,450             SOLE                   SOLE
iShares MSCI EAFE Fd             COM           464287465     247       4,498             SOLE                   SOLE
Franklin Street Ppty Cp          COM           35471R106     241      19,396             SOLE                   SOLE
Vanguard Corp Bond Etf           COM           92206C409     239       3,050             SOLE                   SOLE
Home Depot Inc                   COM           437076102     239       7,542             SOLE                   SOLE
Omnicom Group Inc                COM           681919106     238       6,025             SOLE                   SOLE
Barrick Gold Corp                COM           067901108     231       4,998             SOLE                   SOLE
Coca Cola Company                COM           191216100     231       3,941             SOLE                   SOLE
Merck & Co Inc                   COM           58933Y105     228       6,205             SOLE                   SOLE
Pharmaceutical Holdrs Tr Depos   COM           71712A206     227       3,500             SOLE                   SOLE
Ishares Trust                    COM           464288414     224       2,100             SOLE                   SOLE
Apex Muni Fund Inc               COM           09254H106     223      23,518             SOLE                   SOLE
Vanguard Scottsdale Etf          COM           92206C102     219       3,600             SOLE                   SOLE
Direxion Shs Exch Trd Fd         COM           25459W854     216      17,400             SOLE                   SOLE
Hewlett-Packard Company          COM           428236103     366       8,709             SOLE                   SOLE
Gabelli Dividend & Income Tr 5   COM           36242H203     203       2,159             SOLE                   SOLE
iShares Russell 2000             COM           464287655     200       2,968             SOLE                   SOLE